UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------


Scudder Commodity Securities Fund
                                                                                     Shares      Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    Common Stocks 46.9%
-----------------------------------------------------------------------------------------------------------

Australia 1.5%
Orica Ltd.                                                                             29,600      474,032
Rinker Group Ltd.                                                                      66,900      845,878
Rio Tinto Ltd.                                                                          6,058      273,217
                                                                                                ----------
(Cost $1,450,325)                                                                                1,593,127

Brazil 0.7%
Companhia Vale do Rio Doce (ADR)  (Cost $581,954)                                      18,500      811,410

Canada 4.3%
Barrick Gold Corp.                                                                     20,100      582,684
EnCana Corp.                                                                           18,300    1,068,090
NOVA Chemicals Corp.                                                                   14,900      547,935
Placer Dome, Inc.                                                                      25,600      438,008
Suncor Energy, Inc.                                                                    13,500      817,781
Talisman Energy, Inc.                                                                   9,700      474,612
Ultra Petroleum Corp.*                                                                 13,100      745,128
                                                                                                ----------
(Cost $3,648,441)                                                                                4,674,238

China 0.6%
China Petroleum & Chemical Corp. "H"                                                  770,000      352,375
Sinopec Zhenhai Refining & Chemical Co., Ltd. "H"                                     224,000      245,445
                                                                                                ----------
(Cost $550,456)                                                                                    597,820

Finland 0.2%
Neste Oil Oyj*  (Cost $126,461)                                                         5,500      203,791

France 3.1%
Compagnie de Saint-Gobain                                                               7,344      422,431
Lafarge SA                                                                              8,166      718,407
Total SA                                                                                8,293    2,263,491
                                                                                                ----------
(Cost $3,335,835)                                                                                3,404,329

Germany 1.2%
BASF AG  (Cost $1,186,766)                                                             16,826    1,263,895

Japan 0.9%
Nippon Steel Corp.  (Cost $647,678)                                                   249,000      934,408

Korea 0.7%
POSCO                                                                                   1,210      271,337
S-Oil Corp.                                                                             6,300      516,195
                                                                                                ----------
(Cost $725,347)                                                                                    787,532

Luxembourg 0.7%
Arcelor  (Cost $766,498)                                                               34,353      803,448

Netherlands 1.6%
Chicago Bridge & Iron Co., NV (New York Shares)                                        16,000      497,440
Royal Dutch Petroleum Co.                                                                 200       12,403
Royal Dutch Shell PLC "A" (a)                                                          35,924    1,186,024
Royal Dutch Shell PLC "A" (a)                                                           1,086       36,041
                                                                                                ----------
(Cost $1,689,515)                                                                                1,731,908

Norway 0.7%
Statoil ASA (ADR)  (Cost $640,414)                                                     28,600      706,134

South Africa 0.2%
Sappi Ltd. (ADR)  (Cost $218,439)                                                      21,200      249,948

Taiwan 0.3%
Formosa Chemicals & Fibre Corp.  (Cost $409,354)                                      229,800      346,928

Thailand 0.3%
Thai Olefins PCL (Foreign Registered)  (Cost $323,955)                                196,700      306,707

United Kingdom 6.5%
Anglo American Capital PLC                                                             39,061    1,164,338
BHP Billiton PLC                                                                      150,707    2,434,883
BP PLC                                                                                151,112    1,795,088
Rio Tinto PLC                                                                          39,836    1,628,689
                                                                                                ----------
(Cost $5,946,659)                                                                                7,022,998

United States 23.4%
Air Products & Chemicals, Inc.                                                         11,800      650,652
Amerada Hess Corp.                                                                      5,900      811,250
Apache Corp.                                                                           13,300    1,000,426
Chevron Corp.                                                                          19,000    1,229,870
ConocoPhillips                                                                          1,500      104,865
Dow Chemical Co.                                                                       47,600    1,983,492
ENSCO International, Inc.                                                              16,000      745,440
ExxonMobil Corp.                                                                       62,600    3,977,604
FMC Technologies, Inc.*                                                                 7,000      294,770
Georgia-Pacific Corp.                                                                  17,300      589,238
GlobalSantaFe Corp.                                                                    14,500      661,490
Halliburton Co.                                                                        15,700    1,075,764
Holly Corp.                                                                            10,800      690,984
Joy Global, Inc.                                                                       11,600      585,336
Lyondell Chemical Co.                                                                  20,000      572,400
Monsanto Co.                                                                           26,500    1,662,875
Newmont Mining Corp. (CDI)                                                             27,100    1,278,307
Occidental Petroleum Corp.                                                              9,400      803,042
Overseas Shipholding Group, Inc.                                                        8,200      478,306
Packaging Corp. of America                                                             23,500      456,135
Peabody Energy Corp.                                                                   11,900    1,003,765
PPG Industries, Inc.                                                                   10,000      591,900
Schlumberger Ltd.                                                                      10,900      919,742
Sunoco, Inc.                                                                            6,800      531,760
Temple-Inland, Inc.                                                                    11,700      477,945
Tesoro Corp.                                                                            5,600      376,544
Valero Energy Corp.                                                                     3,800      429,628
Weatherford International Ltd.*                                                         9,200      631,672
Weyerhaeuser Co.                                                                       10,700      735,625
                                                                                                ----------
(Cost $22,937,937)                                                                              25,350,827
-----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $45,186,034)                                                          50,789,448

-----------------------------------------------------------------------------------------------------------
    Preferred Stocks 0.6%
-----------------------------------------------------------------------------------------------------------

Brazil
Usinas Siderurgicas de Minas Gerais SA "A"  (Cost $461,529)                            27,100      630,656

-----------------------------------------------------------------------------------------------------------
    Investment Fund 0.5%
-----------------------------------------------------------------------------------------------------------
streetTRACKS Gold Trust*  (Cost $549,327)                                              11,900      555,730

                                                                                 Principal
                                                                                 Amount ($)      Value ($)
                                                                              -----------------------------

-----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 12.8%
-----------------------------------------------------------------------------------------------------------
US Treasury Bill, 3.307% **, 10/20/2005 (b)                                           271,000      270,537
US Treasury Note:
    2.5%, 5/31/2006 (c)                                                             5,500,000    5,445,215
    1.5%, 3/31/2006 (c)                                                             8,235,000    8,138,173
-----------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $13,796,207)                                                 3,853,925

-----------------------------------------------------------------------------------------------------------
    Commodities Linked/Structured Notes 20.4%
-----------------------------------------------------------------------------------------------------------

AIG-FP Structured Finance Ltd., GSCI Note 3X, 144A:
    4.14%, 9/14/2006 (d)                                                            1,000,000      923,550
    3.9%, 9/14/2006 (d)                                                             2,330,000    3,418,320
    4.3%, 12/28/2006 (d)                                                            1,200,000    1,158,360
    3.2%, 5/21/2006 (d)                                                               500,000      989,775
    3.41%, 3/8/2006 (d)                                                               500,000      798,050
    3.75%, 6/1/2006 (d)                                                             1,800,000    2,785,734
    3.51%, 6/1/2006 (d)                                                             1,500,000    2,388,405
Cargill GSCI Note 3X, 144A:
    3.37%, 3/7/2006 (d)                                                               500,000      853,764
    3.37%, 3/31/2006 (d)                                                              750,000    1,182,805
    3.59%, 7/6/2006 (d)                                                             1,439,005    2,844,291
    3.618%, 9/14/2006 (d)                                                             800,000    1,301,538
    4.0%, 12/28/2006 (d)                                                            1,300,000    1,586,542
    3.664%, 7/6/2006 (d)                                                            1,000,000    1,875,314
-----------------------------------------------------------------------------------------------------------
Total Commodities Linked/Structured Notes (Cost $14,619,005)                                     22,106,448

                                                                                 Contracts        Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    Put Options Purchased 0.1%
-----------------------------------------------------------------------------------------------------------

WTI Crude Fort (Nymex), Expiring 12/17/2005, Strike Price $50                             150       15,000
WTI Crude Fort (Nymex), Expiring 12/17/2005, Strike Price $61                              74      108,780
-----------------------------------------------------------------------------------------------------------
Total Put Options Purchased (Cost $210,724)                                                        123,780

                                                                                     Shares      Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    Cash Equivalents 17.8%
-----------------------------------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.74%  (c) (e)                          19,273,726           19,273,726
  (Cost $19,273,726)
                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 94,096,552)                                         99.1     107,333,713
Other Assets and Liabilities, Net                                                       0.9         955,825
-----------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0     108,289,538

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

**  Annualized yield at time of purchase; not a coupon rate.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b) At September 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) All or a portion of this security represents collateral held in connection with structured notes.

(d) Security is linked to the Goldman Sachs Commodity Index (GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR:   American Depositary Receipt

CDI:   Chess Depositary Interests

GCSI: Goldman Sachs Commodities Index

As of September 30, 2005, open future contracts purchased were as follows:

                                                    Aggregated                                 Unrealized
                   Expiration                          Face                                  Appreciation/
    Futures           Date        Contracts          Value ($)           Value ($)           Depreciation ($)
 ----------------------------------------------------------------------------------------------------------

Goldman Sachs
Commodity
Index              10/17/2005             6           706,901               705,000               (1,901)

-----------------------------------------------------------------------------------------------------------

At September 30, 2005, the Scudder Commodities Securities Fund had the following Sector diversification:

                                                           As a % of
Sector                      Market Value ($)             Common Stock
--------------------------------------------------------------------------------
Energy                           26,189,521                     51.6%
Materials                        23,094,720                     45.5%
Industrials                       1,505,207                      2.9%
                         --------------------        ------------------
Total Common Stocks              50,789,448                      100%
                         --------------------        ------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Commodity Securities Fund, a series
                                    of Scudder Institutional Funds


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Commodity Securities Fund, a series
                                    of Scudder Institutional Funds


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005